Share-based compensation, Plans Outstanding (Details)	12 Months Ended	110 Months Ended
	Dec. 31, 2025 plan	Dec. 31, 2025 Options
Share-based plans outstanding [Abstract]
Number of Equity-based Instrument Plans | plan	2
Share Option Plan C1
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)		6,775,250
Vesting conditions	4 years
Contractual life of options	10 years
2016 SOIP | Executives and Directors
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)		5,869,455
Contractual life of options	10 years
2016 SOIP | Employees
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)		1,888,258
Vesting conditions	4 years
Contractual life of options	10 years
2016 SOIP, Vesting Condition 1 | Executives and Directors
Share-based plans outstanding [Abstract]
Vesting conditions	1 year
2016 SOIP, Vesting Condition 2 | Executives and Directors
Share-based plans outstanding [Abstract]
Vesting conditions	3 years
2016 SOIP, Vesting Condition 3 | Executives and Directors
Share-based plans outstanding [Abstract]
Vesting conditions	4 years